Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related party transactions
Schedule of transactions

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	5,536	8,409	8,814
Administrative and support services (i)	1,165	565	807
Annual fee for SME loan business (ii)	708	—	—
Marketplace software technology services fee and other amounts earned (i)	2,358	2,831	3,244
	9,767	11,805	12,865

Amounts incurred by the Company
Payment processing and escrow services fee (iii)	11,824	12,484	13,164
Other amounts incurred (i)	3,542	2,271	3,050
	15,366	14,755	16,214

(i)
The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud, and other administrative and support services.
22.
Related party transactions (Continued)

Transactions with Ant Group and its affiliates (Continued)

(ii)
Pursuant to the SAPA, the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year. The annual fee payment by Ant Group in relation to SME loan business was terminated in December 2021.
(iii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.